UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the Calendar Year Ended December 31, 2000
                                                 ------------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     13th     day of February, 2001.
--------         -----------         --------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------



                                Page 1 of 8 Pages



                                Loews Corporation

                                    FORM 13F

                            Report for the Year Ended

                               December 31, 2000




  Loews Corporation ("Loews"), by virtue of its approximately 87% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 27% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.


                                Page 2 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle
 Mines Ltd.       Common  008474108 $     6,014   1,002,400     X                                     1,002,400

Amcast Ind.
 Corp.            Common  023395106         348      35,000     X                                        35,000

Apex Silver
 Mines Ltd.       Common  G04074103       2,429     290,000     X                                       290,000

Apex Silver       WTS     G04074111         146     167,000     X                                       167,000
 Mines Ltd.       110402

Applica Inc.      Common  03815A106         975     200,000     X                                       200,000

Archer Daniels
 Midland Co.      Common  039483102      79,580   5,305,345     X                                     5,305,345

Barrick Gold
 Corp.            Common  067901108      26,483   1,617,200     X                                     1,617,200

Battle Mountain
 Gold Co.         Common  071593107       1,013     600,000     X                                       600,000

Cadiz Inc.        Common  127537108       1,341     150,000     X                                       150,000

Cambior Inc.      Common  13201L103          94     300,000     X                                       300,000

Caterpillar Inc.  Common  149123101       5,204     110,000     X                                       110,000

Chubb Corp.       Common  171232101       1,298      15,000     X                                        15,000

CNA Financial
 Corp.            Common  126117100   6,178,977 159,457,480     X                                   159,457,480

Consolidated
 Frtwys Corp.     Common  209232107         628     150,000     X                                       150,000

Deere & Co.       Common  244199105       2,291      50,000     X                                        50,000
                                    -----------
                          TOTAL     $ 6,306,821
                                    -----------



                                             Page 3 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Diamond Offshore
 Drilling, Inc.   Common  25271C102 $ 2,804,000  70,100,000     X                                    70,100,000

Dow Chemical Co.  Common  260543103       4,944     135,000     X                                       135,000

DuPont E.I. De
 Nemours & Co.    Common  263534109       4,831     100,000     X                                       100,000

Furniture Brands
 International    Common  360921100       1,501      71,250     X                                        71,250

Gateway Inc.      Common  367626108         540      30,000     X                                        30,000

Goodyear Tire &
 Rubber Co.       Common  382550101       1,150      50,000     X                                        50,000

General Motors
 Corp.            Common  370442105       2,038      40,000     X                                        40,000

Glamis Gold Ltd.  Common  376775102       1,467     939,000     X                                       939,000

Homestake Mining  Common  437614100      19,963   4,767,200     X                                     4,767,200

Intl. Paper Inc.  Common  460146103       7,754     190,000     X                                       190,000

Intel Corp.       Common  458140100         301      10,000     X                                        10,000

IBM               Common  459200101         850      10,000     X                                        10,000

Interstate
 Bakeries         Common  46072H108         281      20,000     X                                        20,000

Kinross Gold
 Corp.            Common  496902107         476     952,600     X                                       952,600

Lihir Gold Ltd. Sponsored 532349107         851   2,500,000     X                                     2,500,000
                  ADR

Maytag Corp.      Common  578592107       4,847     150,000     X                                       150,000
                                    -----------
                          TOTAL     $ 2,855,794
                                    -----------


                                             Page 4 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Med-Design Corp.  Common  583926100 $       318      20,000     X                                        20,000

Metromedia Int'l.
 Group Inc.       Common  591695101         131      50,213     X                                        50,213

Mine Safety
 Appliances Co.   Common  602720104         754      30,000     X                                        30,000

Navistar Int'l.
 Corp.            Common  63934E108       2,619     100,000     X                                       100,000

On Command Corp.  Common  682160106         751      85,876     X                                        85,876

On Command Corp.  WTS B   682160122          35      27,920     X                                        27,920
                  100703

Perrigo Co.       Common  714290103         828     100,000     X                                       100,000

Placer Dome Inc.  Common  725906101      20,213   2,100,000     X                                     2,100,000

Potash Corp.
 Sask Inc.        Common  73755L107       3,916      50,000     X                                        50,000

Stillwater Mining
 Co.              Common  86074Q102       1,116      28,350     X                                        28,350

Snap On Inc.      Common  833034101       2,509      90,000     X                                        90,000

Telefonos         SPON    879403780       2,256      50,000     X                                        50,000
 de Mexico        ADR
                  ORD L

Teligent Inc.     Common  87959Y103         219     112,800     X                                       112,800
                  CL A

Thermo Cardio     Common  88355K200       3,467     396,200     X                                       396,200
 Systems Inc.
                                    -----------
                          TOTAL     $    39,132
                                    -----------


                                             Page 5 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


TVX Gold Inc.     Common  87308K101 $       740     451,200     X                                       451,200

Viacom Inc.       Common  925524100         470      10,000     X                                        10,000
                  CL A

Visteon Corp.     Common  92839U107       1,150     100,000     X                                       100,000

Western Res Inc.  Common  959425109       1,241      50,000     X                                        50,000

Barrick Gold
 Corp.            Common  067901908       3,264     199,300(c)  X                                       199,300(c)

Barrick Gold
 Corp.            Common  067901958       9,007     550,000(p)  X                                       550,000(p)

Boeing            Common  097023955       7,590     115,000(p)  X                                       115,000(p)

Bristol Meyers
 Squibb Co.       Common  110122958       2,958      40,000(p)  X                                        40,000(p)

Caterpillar Inc.  Common  149123951       8,516     180,000(p)  X                                       180,000(p)

Chase Manhattan
 Corp.            Common  16161A958       1,818      40,000(p)  X                                        40,000(p)

Chubb Corp.       Common  191232951       6,055      70,000(p)  X                                        70,000(p)

Deere & Co.       Common  244199955       9,162     200,000(p)  X                                       200,000(p)

Dow Chemical Co.  Common  260543953       6,593     180,000(p)  X                                       180,000(p)

DuPont E I de
 Nemours & Co.    Common  263534959       4,831     100,000(p)  X                                       100,000(p)

Exxon Mobil Corp. Common  30231G952       2,608      30,000(p)  X                                        30,000(p)

Ford Motor Co.    Common  345370950       2,344     100,000(p)  X                                       100,000(p)
                                    -----------
                          TOTAL     $    68,347
                                    -----------




                                             Page 6 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Gateway Inc.      Common  367626958 $     1,439      80,000(p)  X                                        80,000(p)

General Electric
 Corp.            Common  369604953       5,753     120,000(p)  X                                       120,000(p)

General Motors    Common  370442955       2,038      40,000(p)  X                                        40,000(p)
 Corp.

GoodYear Tire &
 Rubber Co.       Common  382550951       2,989     130,000(p)  X                                       130,000(p)

Homestake Mining  Common  437614900       7,119   1,700,000(c)  X                                     1,700,000(c)

Homestake Mining  Common  437614950       4,899   1,170,000(p)  X                                     1,170,000(p)

IBM               Common  459200951         850      10,000(p)  X                                        10,000(p)

Intel             Common  458140950         301      10,000(p)  X                                        10,000(p)

Intl Paper Co.    Common  460146903         816      20,000(c)  X                                        20,000(c)

Intl Paper Co.    Common  460146953       8,162     200,000(p)  X                                       200,000(p)

Interpublic
 Group Cos        Common  460690950       1,277      30,000(p)  X                                        30,000(p)

Maytag Corp.      Common  578592907       1,616      50,000(c)  X                                        50,000(c)

Maytag Corp.      Common  578592957       6,462     200,000(p)  X                                       200,000(p)

Medimmune Inc.    Common  584699952       1,431      30,000(p)  X                                        30,000(p)

Merrill Lynch
 & Co. Inc.       Common  590188958       2,728      40,000(p)  X                                        40,000(p)

Micron Tech.      Common  595112903         710      20,000(c)  X                                        20,000(c)

Minn. Mng. & Man. Common  604059955       4,820      40,000(p)  X                                        40,000(p)

Navistar Int'l,
 Corp.            Common  63934E958       2,095      80,000(p)  X                                        80,000(p)
                                    -----------
                          TOTAL     $    55,505
                                    -----------


                                             Page 7 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Omnicom Group
 Inc.             Common  681919956 $     2,486      30,000(p)  X                                        30,000(p)

Pfizer, Inc.      Common  717081953       4,140      90,000(p)  X                                        90,000(p)

Placer Dome       Common  725906901       5,775     600,000(c)  X                                       600,000(c)

Placer Dome       Common  725906951       3,609     375,000(p)  X                                       375,000(p)

Potash Corp.
 Sask Inc.        Common  73755L957      12,530     160,000(p)  X                                       160,000(p)

Salton Inc.       Common  795757953         931      45,000(p)  X                                        45,000(p)

Schlumberger Ltd. Common  806857958       1,599      20,000(p)  X                                        20,000(p)

Stillwater Mining Common  86074Q902         787      20,000(c)  X                                        20,000(c)

Viacom Inc.       Common  925524950         705      15,000(p)  X                                        15,000(p)

Visteon Corp.     Common  92839U957       1,150     100,000(p)  X                                       100,000(p)

Western Res Inc.  Common  959425959       1,241      50,000(p)  X                                        50,000(p)
                                    -----------
                          TOTAL     $    34,953
                                    -----------
                AGGREGATE TOTAL     $ 9,360,552
                                    ===========



                                             Page 8 of 8 Pages